EMPLOYEE BENEFITS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense, defined contribution plans	€ 3,149	€ 9,719	€ 2,990
Payments from plan, net defined benefit liability (asset)	2,128	1,509
Employee benefits	84,159	91,024
Interest expense	30,945	21,307	€ 23,702
Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Payments from plan, net defined benefit liability (asset)	€ 1,964	€ 1,337
Actuarial assumption of discount rates	1.50%	1.30%	1.60%
Average duration of benefit obligation	9 years
Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Payments from plan, net defined benefit liability (asset)	€ 164	€ 172
Actuarial assumption of discount rates	0.70%	1.30%	1.60%
Average duration of benefit obligation	13 years
Long-term bonus benefit provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	€ 58,090	€ 64,432
Jubilee benefits provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	€ 2,745	1,905
Years of service achieved	30 years
Provision for miscellaneous expenses
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	€ 79	76
Other provisions for employees
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	€ 60,914	€ 66,413